Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Long-term investments	$ 96,574	$ 21,061
Property, plant and equipment	181,893	223,329
Loss carry-forwards and investment tax credits	1,098,129	1,151,010
Other	165,323	11,504
Gross deferred income tax assets	1,541,919	1,406,904
Valuation allowance	(1,541,919)	(1,406,904)
Net deferred income tax assets	0	0
Deferred income tax liabilities	0	0
Deferred income tax (liabilities) assets, net	$ 0	$ 0